Putnam
Value
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-98


[LOGO: BOSTON * LONDON * TOKYO]


The following report contains a list of your fund's portfolio holdings and complete financial statements since the fund's inception on 5/4/98. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 4/30/99.




Portfolio of investments owned
October 31, 1998 (Unaudited)

COMMON STOCKS  (96.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense  (0.9%)
--------------------------------------------------------------------------------------------------------------------------
                300  Raytheon Co. Class B                                                                   $       17,419

Airlines  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                150  Delta Air Lines, Inc.                                                                          15,834
                200  UAL Corp. (NON)                                                                                12,988
                                                                                                            --------------
                                                                                                                    28,822

Automotive  (2.4%)
--------------------------------------------------------------------------------------------------------------------------
                500  Ford Motor Co.                                                                                 27,125
                280  General Motors Corp.                                                                           17,658
                                                                                                            --------------
                                                                                                                    44,783

Banks  (9.0%)
--------------------------------------------------------------------------------------------------------------------------
                617  Bank One Corp.                                                                                 30,156
                350  BankBoston Corp.                                                                               12,884
                300  Chase Manhattan Corp.                                                                          17,044
                250  First Union Corp.                                                                              14,500
                400  Mercantile Bancorpation, Inc.                                                                  18,275
                350  PNC Bank Corp.                                                                                 17,500
                200  Summit Bancorp                                                                                  7,588
                500  Synovus Financial Corp.                                                                        11,594
                588  Charter One Financial, Inc.                                                                    16,133
                450  Washington Mutual, Inc.                                                                        16,847
                 20  Wells Fargo & Co.                                                                               7,400
                                                                                                            --------------
                                                                                                                   169,921

Building Products  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                400  Masco Corp.                                                                                    11,275

Chemicals (2.6%)
--------------------------------------------------------------------------------------------------------------------------
                100  Dow Chemical Co.                                                                                9,363
                400  du Pont (E.I.) de Nemours & Co., Ltd.                                                          23,000
                300  Eastman Chemical Co.                                                                           17,625
                                                                                                            --------------
                                                                                                                    49,988

Computer Equipment  (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                700  Compaq Computer Corp.                                                                          22,138
                300  Sun Microsystems, Inc. (NON)                                                                   17,475
                                                                                                            --------------
                                                                                                                    39,613

Computers  (2.0%)
--------------------------------------------------------------------------------------------------------------------------
                250  IBM Corp.                                                                                      37,109

Conglomerates  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                300  Minnesota Mining & Manufacturing Co.                                                           24,000

Consumer Products  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                300  Kimberly-Clark Corp.                                                                           14,475

Containers  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                500  Owens-Illinois, Inc. (NON)                                                                     15,281
                200  Temple Inland, Inc.                                                                             9,713
                                                                                                            --------------
                                                                                                                    24,994

Electric Utilities  (6.9%)
--------------------------------------------------------------------------------------------------------------------------
                500  Ameren Corp.                                                                                   19,969
                350  Duke Energy Corp.                                                                              22,641
                200  Edison International                                                                            5,304
                700  Entergy Corp.                                                                                  20,125
                800  OGE Energy Corp.                                                                               21,250
                800  P P & L Resources, Inc.                                                                        21,700
                700  Potomac Electric Power Co.                                                                     18,331
                                                                                                            --------------
                                                                                                                   129,320

Electronics and Electrical Equipment  (2.4%)
--------------------------------------------------------------------------------------------------------------------------
                150  Eaton Corp.                                                                                    10,153
                300  Emerson Electric Co.                                                                           19,800
                300  Motorola, Inc.                                                                                 15,600
                                                                                                            --------------
                                                                                                                    45,553

Farm Equipment  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                450  Deere (John) & Co.                                                                             15,919

Financial Services  (12.2%)
--------------------------------------------------------------------------------------------------------------------------
                900  BankAmerica Corp.                                                                              51,721
                900  Citigroup, Inc.                                                                                42,356
                300  Fannie Mae                                                                                     21,244
                450  Household International, Inc.                                                                  16,453
                500  KeyCorp                                                                                        15,156
                400  Lehman Brothers Holding, Inc.                                                                  15,175
                180  Morgan (J.P.) & Co., Inc.                                                                      16,965
                380  Morgan Stanley, Dean Witter,  Discover and Co.                                                 24,605
                700  Norwest Corp.                                                                                  26,031
                                                                                                            --------------
                                                                                                                   229,706

Food and Beverages  (5.4%)
--------------------------------------------------------------------------------------------------------------------------
                400  Anheuser-Busch Cos., Inc.                                                                      23,775
                410  PepsiCo, Inc.                                                                                  13,838
                600  ConAgra, Inc.                                                                                  18,263
                225  Heinz (H.J.) Co.                                                                               13,078
                300  Nabisco Holdings Corp. Class A                                                                 11,325
                350  Wendy's International, Inc.                                                                     7,721
                600  Whitman Corp.                                                                                  12,863
                                                                                                            --------------
                                                                                                                   100,863

Health Care Services  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                800  Columbia/HCA Healthcare Corp.                                                                  16,800
                700  HEALTHSOUTH Corp. (NON)                                                                         8,488
                                                                                                            --------------
                                                                                                                    25,288

Insurance and Finance  (5.3%)
--------------------------------------------------------------------------------------------------------------------------
                360  Allstate Corp.                                                                                 15,503
                400  American General Corp.                                                                         27,400
                300  CIGNA Corp.                                                                                    21,881
                335  Hartford Financial Services Group                                                              17,797
                400  Reliastar Financial Corp.                                                                      17,525
                                                                                                            --------------
                                                                                                                   100,106

Leisure  (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                400  Hasbro, Inc.                                                                                   14,025

Medical Supplies and Devices  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                300  Baxter International, Inc.                                                                     17,981

Office Equipment  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                200  Xerox Corp.                                                                                    19,375

Oil and Gas  (10.5%)
--------------------------------------------------------------------------------------------------------------------------
                300  Amoco Corp.                                                                                    16,838
                250  Atlantic Richfield Co.                                                                         17,219
                352  British Petroleum PLC ADR  (United Kingdom)                                                    31,130
                300  Chevron, Inc.                                                                                  24,450
                200  Conoco, Inc. (NON)                                                                              4,975
                300  Enron Corp.                                                                                    15,825
                600  Exxon Corp.                                                                                    42,750
                350  Kerr-McGee Corp.                                                                               13,956
                400  Mobil Corp.                                                                                    30,275
                                                                                                            --------------
                                                                                                                   197,418

Paper  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                500  Weyerhaeuser Co.                                                                               23,406

Pharmaceuticals and Biotechnology  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                260  Bristol-Myers Squibb Co.                                                                       28,746

Photography  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
                250  Eastman Kodak Co.                                                                              19,375

Publishing  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                100  McGraw-Hill, Inc.                                                                               8,994

Railroads  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
                720  Burlington Northern Santa Fe Corp.                                                             22,230

REIT's (Real Estate Investment Trust)  (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                500  Equity Residential Properties Trust (R)                                                        21,000
                500  Starwood Lodging Trust                                                                         14,156
                                                                                                            --------------
                                                                                                                    35,156

Retail  (2.8%)
--------------------------------------------------------------------------------------------------------------------------
                250  Albertsons, Inc.                                                                               13,891
                300  May Department Stores Co.                                                                      18,300
                450  Sears, Roebuck & Co.                                                                           20,222
                                                                                                            --------------
                                                                                                                    52,413

Semiconductors  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                400  Texas Instruments, Inc.                                                                        25,575

Telephone Services  (8.2%)
--------------------------------------------------------------------------------------------------------------------------
                430  American Telephone & Telegraph Co.                                                             26,767
                800  Ameritech Corp.                                                                                43,150
                300  Bell Atlantic Corp.                                                                            15,937
                700  GTE Corp.                                                                                      41,080
                600  SBC Communications, Inc.                                                                       27,787
                                                                                                            --------------
                                                                                                                   154,721

Tobacco  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
                500  Philip Morris Cos., Inc.                                                                       25,562

Transportation  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                100  FDX Corp. (NON)                                                                                 5,255

Trucking  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                600  Ryder System, Inc.                                                                             14,775

Utilities  (1.9%)
--------------------------------------------------------------------------------------------------------------------------
                600  Sempra Energy                                                                                  15,600
                100  Texas Utilities                                                                                 4,388
                450  Western Resources, Inc.                                                                        15,750
                                                                                                            --------------
                                                                                                                    35,738
                                                                                                            --------------
                     Total Common Stocks   (cost $1,914,623)                                                $    1,809,899

SHORT-TERM INVESTMENTS  (4.0%) (a) (cost $75,022)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $       75,000  Interest in $468,338,000 joint tri-party repurchase agreement dated October 30, 1998 with Warburg
                       Securities due November 2, 1998 with respect to
                       various U.S. Treasury obligations -- maturity value
                       of $75,034 for an effective yield of 5.38%                                           $       75,022
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $1,989,645) (b)                                               $    1,884,921
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,884,344.

  (b) The aggregate identified cost on a tax basis is $1,989,645 resulting in gross unrealized appreciation and depreciation of $91,887 and $196,611, respectively, or net unrealized depreciation of $104,724.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,989,645 (Note 1)                                                $ 1,884,921
-----------------------------------------------------------------------------------------------
Cash                                                                                        413
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         1,399
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                           53,891
-----------------------------------------------------------------------------------------------
Receivable from manager (Note 2)                                                          2,635
-----------------------------------------------------------------------------------------------
Total assets                                                                          1,943,259

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         48,475
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  340
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                20
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   10,080
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        58,915
-----------------------------------------------------------------------------------------------
Net assets                                                                           $1,884,344

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                  $ 2,023,074
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             13,041
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                   (47,047)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                             (104,724)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,884,344

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,884,344 divided by 238,104 shares)                                                    $7.91
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.91)*                                    $8.39
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000 or more and on group sales the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period May 4, 1998 (commencement of operations)
to October 31, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $39)                                                 $  21,110
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          6,521
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            1,797
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           746
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             23
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,160
-----------------------------------------------------------------------------------------------
Registration fees                                                                           605
-----------------------------------------------------------------------------------------------
Auditing                                                                                  6,012
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,295
-----------------------------------------------------------------------------------------------
Other                                                                                         3
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (10,847)
-----------------------------------------------------------------------------------------------
Total expenses                                                                            9,315
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,246)
-----------------------------------------------------------------------------------------------
Net expenses                                                                              8,069
-----------------------------------------------------------------------------------------------
Net investment income                                                                    13,041
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                        (47,047)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                           (104,724)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                (151,771)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  $(138,730)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                   May 4, 1998
                                                                                                (commencement
                                                                                              of operations) to
                                                                                               October 31, 1998*
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                                $   13,041
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                        (47,047)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                             (104,724)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                                   (138,730)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                        23,074
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                                           (115,656)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                  $2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income $13,041)                                                                       $1,884,344
---------------------------------------------------------------------------------------------------------------
 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  For the period
                                                                                                                    May 4, 1998+
Per-share                                                                                                          to October 31
operating performance                                                                                                (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                                              .05
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                                      (.64)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.59)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $7.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                               (6.94)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,884
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .50*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                              .69*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  54.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.05 per share. (See Note 1).




Notes to financial statements
October 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Value Fund (the "fund") is a series of Putnam Fund Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation, and as a secondary objective, current income by investing primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes are undervalued in relation to underlying asset values or earnings potential and have the potential of long-term appreciation.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.80% of the first $500 million of the fund's average net assets; 0.70% of the next $500 million; 0.65% of the next $500 million; 0.60% of the next $5 billion; 0.575% of the next $5 billion; 0.555% of the next $5 billion; 0.54% of the next $5 billion; and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended October 31, 1998, fund expenses were reduced by $1,246 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 as been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") with respect to its class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35% of the average net assets attributable to class A shares. The fund is not currently making any payments pursuant to the Plan.

For the period ended October 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of class A shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended October 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the period ended October 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $2,797,807 and $835,551, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         For the period
                                                           May 4, 1998
                                                       (commencement of
                                                          operations) to
                                                        October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          2,815            $23,115
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                     2,815             23,115
Shares
repurchased                                             (5)               (41)
-----------------------------------------------------------------------------
Net increase                                         2,810            $23,074
-----------------------------------------------------------------------------

Note 5
Initial capitalization
and offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on May 1, 1998.

At October 31, 1998, Putnam Investments, Inc. owned 235,294 shares of the fund (98.80% of class A shares outstanding), valued at $1,861,176.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Anthony I. Kreisel
Vice President

Edward P. Bousa
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

47871  12/98